Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028776 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028776 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028776 | United States Treasury Notes_4.5__BNY-91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028776 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028776 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028776 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028776 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028776 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028776 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028776 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028776 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028776 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028776 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028776 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028776 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028776 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028776 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028776 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028776 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028776 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028776 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000028776 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000028777 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028777 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028777 | United States Treasury Notes_4.5__BNY-91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028777 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028777 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028777 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028777 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028777 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028777 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028777 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028777 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028777 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028777 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028777 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028777 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028777 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028777 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028777 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028777 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028777 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028777 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000028777 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	36.20%